Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-derivative financial liabilities
Bank debt	$ 1,264,000	$ 770,000
Accounts payable and accrued liabilities	19,883	$ 12,118
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Bank debt	1,264,000
Interest on bank debt	242,555
Accounts payable and accrued liabilities	19,883
Performance share units	10,756
Financial liabilities and contractual commitments, undiscounted cash flows	1,537,194
Non-Derivative Financial Instrument [Member] | 2019 [member]
Non-derivative financial liabilities
Interest on bank debt	53,845
Accounts payable and accrued liabilities	19,883
Performance share units	5,578
Financial liabilities and contractual commitments, undiscounted cash flows	79,306
Non-Derivative Financial Instrument [Member] | 2020 [member]
Non-derivative financial liabilities
Interest on bank debt	50,021
Performance share units	3,890
Financial liabilities and contractual commitments, undiscounted cash flows	53,911
Non-Derivative Financial Instrument [Member] | 2021 [member]
Non-derivative financial liabilities
Interest on bank debt	46,564
Performance share units	1,288
Financial liabilities and contractual commitments, undiscounted cash flows	47,852
Non-Derivative Financial Instrument [Member] | 2022 [member]
Non-derivative financial liabilities
Interest on bank debt	45,584
Financial liabilities and contractual commitments, undiscounted cash flows	45,584
Non-Derivative Financial Instrument [Member] | 2023 [member]
Non-derivative financial liabilities
Bank debt	1,264,000
Interest on bank debt	46,541
Financial liabilities and contractual commitments, undiscounted cash flows	$ 1,310,541